Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (3,274,725)	$ (751,660)	$ (562,582)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	14,578	4,776	5,131
Allowance for expected credit losses	48,387
Amortization of operating lease right-of-use assets and interest of lease liabilities	53,950	34,961	35,751
Loss on disposal of property and equipment	15,291
Share based compensation expenses	835,967
Deferred tax benefits	(5,721)	(271)	(171)
Change in operating assets and liabilities:
Receivables from broker-dealers and clearing organizations	(325,055)	4,222,005	(180,720)
Receivables from customers	(762,796)	1,272,712	375,930
Other assets	1,242,619	(247,491)	(4,043)
Payables to customers	493,237	(2,297,307)	4,513,081
Payables to broker-dealers and clearing organizations	902,154	(1,990,199)	(105,413)
Operating lease liabilities	(40,979)	(38,435)	(38,365)
Income tax payable	483	11,925
Accrued expenses and other liabilities	(6,994)	(17,356)	(53,535)
Net cash (used in) provided by operating activities	(809,604)	203,660	3,985,064
Cash flows from investing activity:
Purchases of property and equipment	(217,833)		(22,171)
Net cash used in investing activity	(217,833)		(22,171)
Cash flows from financing activities:
Payments of offering costs related to IPO		(249,246)	(166,906)
Deposits received related to subscribed shares			795,187
Net cash (used in) provided by financing activities		(249,246)	628,281
Effect of exchange rate changes on cash and restricted cash	59,294	15,204	(19,109)
Net (decrease) increase in cash and restricted cash	(968,143)	(30,382)	4,572,065
Cash and restricted cash, beginning of period	8,938,202	6,317,200	7,842,802
Cash and restricted cash, end of period	7,970,059	6,286,818	12,414,867
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	863,069	676,873	1,620,180
Restricted cash	7,106,990	5,609,945	10,794,687
Total cash and restricted cash	$ 7,970,059	$ 6,286,818	$ 12,414,867